Document and Entity Information	Feb. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	Mesa Air Group, Inc.
Entity Central Index Key	0000810332
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38626
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	410 North 44th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	602
Local Phone Number	685-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MESA
Security Exchange Name	NASDAQ